Operating lease and other commitments (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating lease and other commitments
Beginning balance	$ 172,942	$ 391,459
Renewed office lease	0	0
Repayments of lease liability	(60,434)	(58,520)
Interest expenser	1,639	5,962
Ending balance	114,147	338,901
Lease liability due within one year	114,147	231,231
Lease liability long term	$ 0	$ 107,670